Average Annual Total Returns - FidelityMagellanFund-RetailPRO - FidelityMagellanFund-RetailPRO - Fidelity Magellan Fund	May 30, 2024
Fidelity Magellan Fund | Return Before Taxes
Average Annual Return:
Past 1 year	30.95%
Past 5 years	15.31%
Past 10 years	11.77%
Fidelity Magellan Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	27.15%
Past 5 years	13.23%
Past 10 years	9.60%
Fidelity Magellan Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	20.32%
Past 5 years	11.95%
Past 10 years	9.03%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%